Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 849	$ 633
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	52,600
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	80,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	27,400
Limited partnership interests	281,115	212,947
Mortgage loans	614,184	493,792
Total impaired mortgage loans	0	0
Average balance impaired mortgage loans	2,400	7,600
Interest income on collateral, net of fees	235	0	$ 0
Debt securities	4,991,203	5,491,047
Other liabilities and accrued expenses
Schedule of Investments [Line Items]
Investment-related debt	4,700
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	64,500	52,500
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	216,600	160,400
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	53,200	65,700	36,000
Gross losses realized on sales of fixed income securities	9,300	636	2,500
Fixed income securities on loan	96,500	98,000
Debt securities	4,991,203	5,491,047
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	30,300
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	9,500
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	27,400
Available for sale Securities, Unrealized Losses Having Loss of Less than Twenty Percent, Less than 12 Months	20,300
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	11,000
Unrealized losses related to securities with unrealized loss position greater than 20% of cost or amortized cost, unrealized loss position of 12 or more consecutive months	7,100
Debt securities	269,800	300,300
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,400
Equity securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	53,200	65,700	36,000
Gross losses realized on sales of fixed income securities	9,300	$ 636	$ 2,500
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	8,400
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	$ 6,900